Significant accounting policies - IFRS 16 (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
IFRS 16 Financial Instruments
Right-of-use assets	$ 2.5
Adjustment
IFRS 16 Financial Instruments
Right-of-use assets		$ 2.8